Disaggregated Revenues - Schedule of Company’s Breakdown of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Freight forwarding services
Breakdown of revenues	$ 53,073,612	$ 87,116,178	$ 139,979,940
Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	53,151,084	87,166,469	140,020,469
Import shipments [Member]
Freight forwarding services
Breakdown of revenues	53,078,671	87,131,189	140,020,245
Air freight [Member] | Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	52,236,937	85,621,326	138,683,827
Ocean freight [Member] | Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	841,734	1,509,863	1,336,418
Subtotal [Member] | Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	53,078,671	87,131,189	140,020,245
Subtotal [Member] | Export shipments [Member]
Freight forwarding services
Breakdown of revenues	53,073,612	87,116,178	139,979,940
Subtotal [Member] | Import shipments [Member]
Freight forwarding services
Breakdown of revenues	5,059	15,011	40,305
Ancillary logistic services [Member] | Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	72,413	35,280	224
Air [Member] | Export shipments [Member]
Freight forwarding services
Breakdown of revenues	52,234,196	85,613,133	138,665,566
Air [Member] | Import shipments [Member]
Freight forwarding services
Breakdown of revenues	2,741	8,193	18,261
Ocean [Member] | Export shipments [Member]
Freight forwarding services
Breakdown of revenues	839,416	1,503,045	1,314,374
Ocean [Member] | Import shipments [Member]
Freight forwarding services
Breakdown of revenues	2,318	6,818	22,044
Freight forwarders [Member] | Customers [Member]
Freight forwarding services
Breakdown of revenues	52,864,407	86,762,856	139,475,411
Direct customers [Member] | Customers [Member]
Freight forwarding services
Breakdown of revenues	286,677	403,613	545,058
Revenues [Member] | Customers [Member]
Freight forwarding services
Breakdown of revenues	$ 53,151,084	$ 87,166,469	$ 140,020,469